Overview and Summary of Significant Accounting Policies (Sale of Receivables) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Overview and Summary of Significant Accounting Policies [Abstract]
Proceeds from Sale of Other Receivables	$ 4.0	$ 5.2